Prepaid expenses and others (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses And Others Details Abstract
Prepaid rental to a shareholder(1)	[1]	¥ 448	¥ 418
Receivable from a related party(2)	[2]	251
Prepaid expenses		184	63
Others		155	2
Total		¥ 1,038	¥ 483

[1]	(1) See Note 29 of Notes to the Consolidated Financial Statements, section 1. Lease of office space from a shareholder for detailed disclosure.
[2]	(2) See Note 29 of Notes to the Consolidated Financial Statements, section 2. Subleasing income with a related party for detailed disclosure